Other Accounts Receivable and Prepaid Expenses	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	NOTE 4:- OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
	December 31,
	2023	2022

Government authorities	$207	$167
Advances to suppliers	324	704
Prepaid expenses	417	442
Other	15	101

	$963	$1,414